Redeemable Convertible Preferred Stock (Tables)	9 Months Ended
Sep. 30, 2021
Temporary Equity Disclosure [Abstract]
Summary of Redeemable Convertible Preferred Stock
The Company’s redeemable convertible preferred stock as of December 31, 2020 and 2019 consisted of the following (in thousands, except for per share data):

	Redeemable Convertible Preferred Stock Authorized	Redeemable Convertible Preferred Stock Issued and Outstanding	Issuance Price Per Share	Carrying Value	Aggregate Liquidation Preference
Series A	10,100	10,100	$0.50	$4,999	$5,050
Series B	11,477	11,477	0.63	7,178	7,225
Series C	7,274	7,274	2.57	18,587	18,658
Series D	6,795	6,795	3.19	21,592	21,668
Series E	6,784	6,784	8.84	59,930	59,996
Series F	7,605	7,605	14.50	110,211	110,293
Series G	2,958	2,958	18.59	54,865	55,000
Series H	8,339	8,339	20.39	169,804	170,000
	61,332	61,332		$447,166	$447,890